Share based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share based compensation [Abstract]
Share-based compensation plans outstanding
The following table summarizes the share option awards outstanding as of December 31, 2021:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2020	—	—	—
Granted	15.80	157,187	7.62
At December 31, 2021	15.80	157,187	7.62

Weighted-average assumptions
The fair values of the options granted during the year ended December 31, 2021 were determined on the date of the grant using the following assumptions:

Year ended December 31, 2021
Share price, in USD	15.00 - 23.74
Strike price, in USD – employees (weighted average)	18.45
Strike price, in USD – non-executive directors	2.05
Expected volatility	90% - 95%
Award life (weighted average)	5.95
Expected dividends	—
Risk-free interest rate	0.97% - 1.25%